Organization - Additional Information (Detail)	1 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended									1 Months Ended			12 Months Ended			1 Months Ended		1 Months Ended
	Apr. 30, 2011	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Feb. 28, 2011 USD ($)	Jan. 31, 2011 USD ($)	Oct. 31, 2010 aBitCool Incorporated USD ($)	Oct. 31, 2010 aBitCool Incorporated CNY	Oct. 31, 2010 aBitCool Incorporated Internet Data Center Services	Dec. 31, 2012 Option Agreement	Dec. 31, 2012 Technical Consulting and Service Agreement CNY	Jan. 31, 2011 Loan Agreement Loan one CNY	Jan. 31, 2011 Loan Agreement Loan Two CNY	Dec. 31, 2012 Computer and network equipment USD ($)	Dec. 31, 2012 Computer and network equipment CNY	Dec. 31, 2011 Computer and network equipment CNY	Jan. 13, 2010 21Vianet Group Limited ("21Vianet HK") aBitCool Incorporated HKD	Feb. 21, 2010 21Vianet Data Center Co., Ltd. ("21Vianet China") aBitCool Incorporated USD ($)	Mar. 31, 2010 SH Guotong CNY	Apr. 30, 2009 SH Guotong CNY	Mar. 31, 2010 GZ Juliang CNY	Dec. 31, 2008 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") CNY Entity	Dec. 31, 2010 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") Carved Out Subsidiaries CNY Entity	Dec. 31, 2010 Beijing aBitCool Network Technology Co., Ltd. ("21Vianet Technology") Carved Out Associate CNY Entity	Apr. 30, 2011 American Depositary Shares CNY	Apr. 30, 2011 American Depositary Shares USD ($)	Oct. 31, 2010 Common Stock aBitCool Incorporated	Oct. 31, 2010 Redeemable Convertible Preferred Stock aBitCool Incorporated
Organization [Line Items]
Ordinary shares issued																								14,950,000		71,526,320
Share price				$ 1.33	$ 1.24																				$ 15
Number of ordinary shares in each American Depositary Shares (ADS)	6
Net proceeds from issuance of ordinary shares upon IPO		1,332,904,000																						1,332,904,000
Business acquisition, acquisition percentage																100.00%	100.00%
Business acquisition, consideration transferred																1	1
Cash consideration of Legal disposal to nominee shareholders of aBitCool																			68,960,000	10,000,000
Repurchase of IDC Business' long-lived assets, employees, and sales agreements from nominee shareholders																		1,426,000		858,000
Deemed Distribution to Shareholders for Accounting Disposal																		27,869,000		2,764,000	36,000,000
Number of entities with deemed distribution to shareholders																					2
Deemed contribution from the shareholders for the legal disposal of certain carved-out entities			39,300,000																			36,000,000	3,300,000
Number of carved-out entities disposed																						2	1
Convertible preferred shares, issued																											110,966,180
Percentage of outstanding number of preferred aBitCool								85.00%
Waiver of liability from the shareholder			116,069,000			17,465,000	115,266,000
Agreement agreement between 21Vianet China and the 21Vianet Technology, term									10 years	10 years
Agreement agreement between 21Vianet China and the 21Vianet Technology, expiration date									Dec. 18, 2016	Dec. 18, 2016
Service fee per hour										1,000
Loan facility provided to related parties											7,000,000	3,000,000
Pledged computer and network equipment, carrying amount													$ 7,435,000	46,320,000	20,000,000